Subsequent Events (Details Narrative) (10-K)				1 Months Ended		3 Months Ended	9 Months Ended
	Oct. 23, 2020 $ / shares shares	Oct. 23, 2020 $ / shares shares	Jun. 19, 2020 shares	Dec. 31, 2020 shares	Oct. 21, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jul. 01, 2020 a	Dec. 31, 2019 $ / shares
Stock issued during the period, acquired			626,989
Stock issued during the period						16,168,450	16,168,485
Warrant term									2 years
Warrant exercisable | $ / shares									$ 0.20
Restricted Stock [Member]
Stock issued during the period, restricted shares			60,751,430
Subsequent Event [Member]
Stock issued during the period	35,109,195				18,940,800
Warrant exercisable | $ / shares	$ 0.20	$ 0.20
Additional Paid-in Capital [Member]
Stock issued during the period						161,684.50
Additional Paid-in Capital [Member] | Subsequent Event [Member]
Stock issued during the period		16,168,465			189,408.00
Warrant [Member]
Stock issued during the period							16,168,450
Warrant term						2 years	2 years
Warrant exercisable | $ / shares						$ 0.20	$ 0.20
Warrant [Member] | Subsequent Event [Member]
Stock issued during the period	35,109,207				18,940,800
Warrant term					2 years
Warrant exercisable | $ / shares					$ 0.20
Lease Agreement [Member]
Lease term								12 months
VitaNova Partners, LLC. [Member]
Stock issued during the period, acquired			440,000
Ownership percentage			70.20%
Stock issued during the period			55,612,837
VitaNova Partners, LLC. [Member] | Key Executives and Board Members[Member]
Stock issued during the period			8,118,854
VitaNova Partners, LLC. [Member] | Subsequent Event [Member]
Stock issued during the period				55,612,837
Two Rivers Water & Farming Company [Member] | Lease Agreement [Member]
Lease term								5 years
Area of land | a								158